787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 16, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock MuniHoldings Fund, Inc. Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock MuniHoldings Fund, Inc. (the “Acquiring Fund”), we hereby transmit for filing with the Securities and Exchange Commission the Acquiring Fund’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of each of BlackRock Municipal Income Trust II, BlackRock Municipal Income Quality Trust, BlackRock Municipal Income Trust and BlackRock MuniHoldings Quality Fund II, Inc. (each, a “Target Fund” and collectively with the Acquiring Fund, the “Funds”) with and into the Acquiring Fund (together, the “Reorganizations”). The Registration Statement relates to the Acquiring Fund’s proposed offering of common shares and the solicitation of proxies from each Fund’s common shareholders, each in connection with the Reorganizations. Each Fund expects to file a joint preliminary proxy statement on Schedule 14A relating to the solicitation of proxies from the Fund’s preferred shareholders in connection with the Reorganizations.

Should members of the Staff have any questions regarding the Registration Statement, they should call the undersigned at (212) 728-3953.

Sincerely,

/s/ Nicole M. Ventura

Nicole M. Ventura

Enclosures

cc:  Janey Ahn, Esq., BlackRock, Inc.

Benjamin Niehaus, Esq., BlackRock, Inc.

Gladys Chang, Esq., BlackRock, Inc.

BRUSSELS CHICAGO DALLAS FRANKFURT HAMBURG HOUSTON  LONDON LOS ANGELES

MILAN MUNICH NEW YORK PALO ALTO PARIS ROME SAN FRANCISCO WASHINGTON

July 16, 2025

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Eveline Komrij, Esq., Willkie Farr & Gallagher LLP